UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2021

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Real Estate Index Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2021
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2021 (unaudited)
Sector	Percentage of Fund Investments
Financial	98.78%
Short Term Investments	1.22
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$1,225.90	$1.93
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	$1.76
Investor Class
Actual	$1,000.00	$1,224.20	$3.86
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.51
* Expenses are equal to the Fund's annualized expense ratio of 0.35% for the Institutional Class shares and 0.70% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Apartment REITS — 17.94%
52,723	American Campus Communities Inc REIT	$ 2,463,219
104,723	American Homes 4 Rent REIT Class A	4,068,489
59,974	Apartment Income Corp REIT	2,844,567
57,389	Apartment Investment & Management Co REIT Class A	385,080
53,388	AvalonBay Communities Inc REIT	11,141,542
37,357	Camden Property Trust REIT	4,956,153
4,981	Centerspace REIT	393,001
131,586	Equity Residential REIT	10,132,122
24,858	Essex Property Trust Inc REIT	7,457,649
39,063	Independence Realty Trust Inc REIT	712,118
217,081	Invitation Homes Inc REIT	8,094,950
43,782	Mid-America Apartment Communities Inc REIT	7,373,764
8,648	NexPoint Residential Trust Inc REIT	475,467
113,516	UDR Inc REIT	5,560,014
		66,058,135
Diversified REITS — 9.45%
59,586	Broadstone Net Lease Inc REIT(a)	1,394,908
107,686	Digital Realty Trust Inc REIT	16,202,436
143,403	Duke Realty Corp REIT	6,790,132
28,593	EPR Properties REIT(b)	1,506,279
36,480	Global Net Lease Inc REIT	674,880
106,170	Lexington Realty Trust REIT	1,268,732
7,685	PS Business Parks Inc REIT	1,137,995
32,345	Washington REIT	743,935
68,057	WP Carey Inc REIT	5,078,413
		34,797,710
Health Care REITS — 10.72%
37,013	CareTrust REIT Inc	859,812
8,778	Community Healthcare Trust Inc REIT	416,604
91,119	Diversified Healthcare Trust REIT	380,877
21,065	Global Medical REIT Inc REIT	310,919
54,173	Healthcare Realty Trust Inc REIT	1,636,024
83,683	Healthcare Trust of America Inc REIT Class A	2,234,336
206,099	Healthpeak Properties Inc REIT	6,861,036
15,054	LTC Properties Inc REIT	577,923
17,534	National Health Investors Inc REIT	1,175,655
90,006	Omega Healthcare Investors Inc REIT	3,266,318
4,934	Universal Health Realty Income Trust REIT	303,688
Shares		Fair Value
Health Care REITS — (continued)
143,462	Ventas Inc REIT	$ 8,191,680
159,669	Welltower Inc REIT	13,268,494
		39,483,366
Hotels REITS — 4.26%
79,544	Apple Hospitality Inc REIT	1,213,841
18,593	Chatham Lodging Trust REIT(b)	239,292
80,405	DiamondRock Hospitality Co REIT(b)	779,929
14,336	Hersha Hospitality Trust REIT(b)	154,255
270,022	Host Hotels & Resorts Inc REIT(b)	4,614,676
90,439	Park Hotels & Resorts Inc REIT(b)	1,863,948
50,244	Pebblebrook Hotel Trust REIT	1,183,246
63,068	RLJ Lodging Trust REIT	960,526
21,058	Ryman Hospitality Properties Inc REIT(b)	1,662,740
63,032	Service Properties Trust REIT	794,203
40,582	Summit Hotel Properties Inc REIT(b)	378,630
82,694	Sunstone Hotel Investors Inc REIT(b)	1,027,060
43,521	Xenia Hotels & Resorts Inc REIT(b)	815,148
		15,687,494
Manufactured Homes REITS — 3.30%
64,841	Equity LifeStyle Properties Inc REIT	4,818,335
42,765	Sun Communities Inc REIT	7,329,921
		12,148,256
Office Property REITS — 12.40%
52,460	Alexandria Real Estate Equities Inc REIT	9,544,572
19,195	American Assets Trust Inc REIT	715,782
54,315	Boston Properties Inc REIT	6,223,956
65,341	Brandywine Realty Trust REIT(a)	895,825
16,899	City Office Inc REIT	210,055
43,929	Columbia Property Trust Inc REIT	763,925
42,956	Corporate Office Properties Trust REIT	1,202,339
56,849	Cousins Properties Inc REIT	2,090,906
63,078	Douglas Emmett Inc REIT	2,120,682
32,075	Easterly Government Properties Inc REIT	676,141
53,916	Empire State Realty Trust Inc REIT Class A	646,992
46,626	Equity Commonwealth REIT	1,221,601
38,386	Franklin Street Properties Corp REIT	201,910

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Office Property REITS — (continued)
39,793	Highwoods Properties Inc REIT	$ 1,797,450
57,726	Hudson Pacific Properties Inc REIT	1,605,937
42,241	JBG SMITH Properties REIT	1,331,014
40,525	Kilroy Realty Corp REIT	2,822,161
32,962	Mack-Cali Realty Corp REIT	565,298
18,477	Office Properties Income Trust REIT	541,561
63,636	Paramount Group Inc REIT	640,815
47,431	Piedmont Office Realty Trust Inc REIT Class A	876,051
26,522	SL Green Realty Corp REIT(a)	2,121,760
87,624	VEREIT Inc REIT	4,024,570
60,040	Vornado Realty Trust REIT	2,802,067
		45,643,370
Regional Malls REITS — 4.97%
63,971	Macerich Co REIT	1,167,471
125,637	Simon Property Group Inc REIT	16,393,116
38,549	Tanger Factory Outlet Centers Inc REIT(a)	726,648
		18,287,235
Shopping Centers REITS — 5.48%
33,008	Acadia Realty Trust REIT	724,856
113,563	Brixmor Property Group Inc REIT	2,599,457
27,059	Federal Realty Investment Trust REIT	3,170,503
165,764	Kimco Realty Corp REIT	3,456,179
32,308	Kite Realty Group Trust REIT	711,099
60,411	Regency Centers Corp REIT	3,870,533
45,423	Retail Opportunity Investments Corp REIT	802,170
82,118	Retail Properties of America Inc REIT Class A	940,251
31,217	RPT Realty REIT	405,197
14,768	Seritage Growth Properties REIT Class A(a)(b)	271,731
64,562	SITE Centers Corp REIT	972,304
42,068	Urban Edge Properties REIT	803,499
45,878	Weingarten Realty Investors REIT	1,471,307
		20,199,086
Single Tenant REITS — 6.06%
26,061	Agree Realty Corp REIT	1,837,040
44,934	Essential Properties Realty Trust Inc REIT	1,215,015
29,129	Four Corners Property Trust Inc REIT	804,252
14,264	Getty Realty Corp REIT	444,324
67,145	National Retail Properties Inc REIT	3,147,757
142,860	Realty Income Corp REIT	9,534,476
Shares		Fair Value
Single Tenant REITS — (continued)
43,963	Spirit Realty Capital Inc REIT	$ 2,103,190
93,098	STORE Capital Corp REIT	3,212,812
		22,298,866
Storage REITS — 9.22%
77,065	CubeSmart REIT	3,569,651
51,141	Extra Space Storage Inc REIT	8,377,918
29,391	Life Storage Inc REIT	3,155,124
26,366	National Storage Affiliates Trust REIT	1,333,065
58,216	Public Storage REIT	17,504,969
		33,940,727
Warehouse/Industry REITS — 14.84%
96,577	Americold Realty Trust REIT	3,655,439
15,306	EastGroup Properties Inc REIT	2,517,072
49,383	First Industrial Realty Trust Inc REIT	2,579,274
24,972	Industrial Logistics Properties Trust REIT	652,768
9,149	Innovative Industrial Properties Inc REIT(a)	1,747,642
37,592	Monmouth Real Estate Investment Corp REIT	703,722
282,905	Prologis Inc REIT	33,815,635
26,301	QTS Realty Trust Inc REIT Class A	2,033,067
51,268	Rexford Industrial Realty Inc REIT	2,919,713
61,068	STAG Industrial Inc REIT	2,285,775
26,602	Terreno Realty Corp REIT	1,716,361
		54,626,468
TOTAL COMMON STOCK — 98.64% (Cost $286,755,608)		$363,170,713
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.22%
$223,899	Undivided interest of 1.14% in a repurchase agreement (principal amount/value $19,684,857 with a maturity value of $19,684,884) with Bank of America Securities Inc, 0.05%, dated 6/30/21 to be repurchased at $223,899 on 7/1/21 collateralized by various U.S. Government Agency securities, 1.50% - 8.50%, 7/15/21 - 1/15/60, with a value of $20,078,554.(c)	223,899

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,063,544	Undivided interest of 1.30% in a repurchase agreement (principal amount/value $81,757,663 with a maturity value of $81,757,799) with Citigroup Global Markets Inc, 0.06%, dated 6/30/21 to be repurchased at $1,063,544 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/1/21 - 1/15/59, with a value of $83,392,816.(c)	$ 1,063,544
1,063,544	Undivided interest of 25.31% in a repurchase agreement (principal amount/value $4,201,669 with a maturity value of $4,201,675) with HSBC Securities (USA) Inc, 0.05%, dated 6/30/21 to be repurchased at $1,063,544 on 7/1/21 collateralized by various U.S. Government Agency securities, 2.13% - 4.50%, 10/1/27 - 6/25/50, with a value of $4,285,702.(c)	1,063,544
1,063,544	Undivided interest of 7.20% in a repurchase agreement (principal amount/value $14,779,156 with a maturity value of $14,779,177) with Morgan Stanley & Co LLC, 0.05%, dated 6/30/21 to be repurchased at $1,063,544 on 7/1/21 collateralized by various U.S. Government Agency securities, 0.00% - 8.00%, 12/1/23 - 7/1/51, with a value of $15,074,739.(c)	1,063,544
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,063,544	Undivided interest of 1.27% in a repurchase agreement (principal amount/value $83,554,867 with a maturity value of $83,554,983) with RBC Capital Markets Corp, 0.05%, dated 6/30/21 to be repurchased at $1,063,544 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 8/1/21 - 4/15/62, with a value of $85,225,967.(c)	$ 1,063,544
TOTAL SHORT TERM INVESTMENTS — 1.22% (Cost $4,478,075)		$ 4,478,075
TOTAL INVESTMENTS — 99.86% (Cost $291,233,683)		$367,648,788
OTHER ASSETS & LIABILITIES, NET — 0.14%		$ 512,009
TOTAL NET ASSETS — 100.00%		$368,160,797

(a)	All or a portion of the security is on loan at June 30, 2021.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At June 30, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	24	USD	5,146,320	September 2021	$43,770
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2021 (Unaudited)
Great-West Real Estate Index Fund
ASSETS:
Investments in securities, fair value (including $4,368,306 of securities on loan)(a)	$363,170,713
Repurchase agreements, fair value(b)	4,478,075
Cash	23,468,975
Cash pledged on futures contracts	479,855
Dividends receivable	1,027,489
Subscriptions receivable	190,326
Variation margin on futures contracts	1,170
Total Assets	392,816,603
LIABILITIES:
Payable for director fees	2,943
Payable for investments purchased	19,829,535
Payable for other accrued fees	55,275
Payable for shareholder services fees	22,634
Payable to investment adviser	101,857
Payable upon return of securities loaned	4,478,075
Redemptions payable	165,487
Total Liabilities	24,655,806
NET ASSETS	$368,160,797
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,621,174
Paid-in capital in excess of par	308,515,763
Undistributed/accumulated earnings	56,023,860
NET ASSETS	$368,160,797
NET ASSETS BY CLASS
Investor Class	$69,744,098
Institutional Class	$298,416,699
CAPITAL STOCK:
Authorized
Investor Class	35,000,000
Institutional Class	100,000,000
Issued and Outstanding
Investor Class	5,281,591
Institutional Class	30,930,144
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.21
Institutional Class	$9.65
(a) Cost of investments	$286,755,608
(b) Cost of repurchase agreements	$4,478,075
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2021 (Unaudited)
Great-West Real Estate Index Fund
INVESTMENT INCOME:
Interest	$268
Income from securities lending	14,014
Dividends	2,863,615
Total Income	2,877,897
EXPENSES:
Management fees	576,609
Shareholder services fees – Investor Class	114,060
Audit and tax fees	20,854
Custodian fees	9,188
Director's fees	7,112
Legal fees	8,020
Pricing fees	262
Registration fees	12,155
Shareholder report fees	1,088
Transfer agent fees	4,398
Other fees	2,119
Total Expenses	755,865
Less amount waived by investment adviser	47,241
Net Expenses	708,624
NET INVESTMENT INCOME	2,169,273
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	4,937,280
Net realized gain on futures contracts	578,819
Net Realized Gain	5,516,099
Net change in unrealized appreciation on investments	60,912,765
Net change in unrealized depreciation on futures contracts	(11,348)
Net Change in Unrealized Appreciation	60,901,417
Net Realized and Unrealized Gain	66,417,516
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,586,789
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Real Estate Index Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$2,169,273	$9,376,793
Net realized gain (loss)	5,516,099	(15,348,221)
Net change in unrealized appreciation (depreciation)	60,901,417	(27,663,529)
Net Increase (Decrease) in Net Assets Resulting from Operations	68,586,789	(33,634,957)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(448,621)	(913,663)
Class L(a)	-	(388,392)
Institutional Class	(3,120,945)	(8,781,126)
From Net Investment Income and Net Realized Gains	(3,569,566)	(10,083,181)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	14,279,077	26,659,332
Class L(a)	-	17,300,295
Institutional Class	36,789,336	99,190,139
Shares issued in reinvestment of distributions
Investor Class	448,621	913,663
Class L(a)	-	388,392
Institutional Class	3,120,945	8,781,126
Shares redeemed
Investor Class	(15,747,068)	(25,573,481)
Class L(a)	-	(73,334,758)
Institutional Class	(88,807,747)	(84,822,134)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(49,916,836)	(30,497,426)
Total Increase (Decrease) in Net Assets	15,100,387	(74,215,564)
NET ASSETS:
Beginning of Period	353,060,410	427,275,974
End of Period	$368,160,797	$353,060,410
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,221,755	2,680,430
Class L(a)	-	2,034,366
Institutional Class	3,975,637	15,291,386
Shares issued in reinvestment of distributions
Investor Class	33,579	92,981
Class L(a)	-	51,136
Institutional Class	319,769	1,201,897
Shares redeemed
Investor Class	(1,301,418)	(2,491,163)
Class L(a)	-	(9,272,341)
Institutional Class	(10,467,430)	(10,897,695)
Net Decrease	(6,218,108)	(1,309,003)
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
6/30/2021(Unaudited)	$10.86	0.06	2.38	2.44	—	(0.09)	—	(0.09)	$13.21	22.42% (d)
12/31/2020	$12.50	0.27	(1.74)	(1.47)	—	(0.17)	—	(0.17)	$10.86	(11.59%)
12/31/2019	$10.68	0.15	2.24	2.39	—	(0.12)	(0.45)	(0.57)	$12.50	22.40%
12/31/2018	$11.68	0.30	(0.86)	(0.56)	(0.01)	(0.22)	(0.21)	(0.44)	$10.68	(4.86%)
12/31/2017	$11.82	0.24	0.12	0.36	(0.03)	(0.08)	(0.39)	(0.50)	$11.68	3.10%
12/31/2016	$12.19	0.16	0.59	0.75	(0.06)	(0.24)	(0.82)	(1.12)	$11.82	5.82%
Institutional Class
6/30/2021(Unaudited)	$ 7.96	0.06	1.74	1.80	—	(0.11)	—	(0.11)	$ 9.65	22.59% (d)
12/31/2020	$ 9.26	0.23	(1.29)	(1.06)	—	(0.24)	—	(0.24)	$ 7.96	(11.23%)
12/31/2019	$ 8.05	0.12	1.71	1.83	—	(0.17)	(0.45)	(0.62)	$ 9.26	22.81%
12/31/2018	$ 8.97	0.26	(0.67)	(0.41)	(0.01)	(0.29)	(0.21)	(0.51)	$ 8.05	(4.58%)
12/31/2017	$ 9.24	0.21	0.10	0.31	(0.03)	(0.16)	(0.39)	(0.58)	$ 8.97	3.43%
12/31/2016	$ 9.78	0.18	0.47	0.65	(0.06)	(0.31)	(0.82)	(1.19)	$ 9.24	6.28%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/30/2021(Unaudited)	$ 69,744	0.76% (f)	0.70% (f)	1.05% (f)	11% (d)
12/31/2020	$ 57,840	0.76%	0.70%	2.62%	44%
12/31/2019	$ 63,048	0.75%	0.70%	1.24%	19%
12/31/2018	$ 63,673	0.75%	0.70%	2.64%	21%
12/31/2017	$ 75,977	0.74%	0.70%	2.04%	17%
12/31/2016	$ 85,986	0.70%	0.70%	1.24%	23%
Institutional Class
06/30/2021(Unaudited)	$298,417	0.37% (f)	0.35% (f)	1.33% (f)	11% (d)
12/31/2020	$295,220	0.37%	0.35%	3.01%	44%
12/31/2019	$291,797	0.36%	0.35%	1.33%	19%
12/31/2018	$248,225	0.37%	0.35%	3.04%	21%
12/31/2017	$255,707	0.37%	0.35%	2.29%	17%
12/31/2016	$219,610	0.35%	0.35%	1.75%	23%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West Real Estate Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results, before fees and expenses, that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts ("REITs"). The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. Class L shares were previously offered but ceased operations on October 2, 2020. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2021

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2021, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 30, 2021

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The Fund makes investments in REITs which pay dividends to their shareholders based upon funds available from operations. It is common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, it may constitute a return of capital to shareholders for income tax purposes.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2021 were as follows:
Federal tax cost of investments	$305,443,412
Gross unrealized appreciation on investments	79,870,357
Gross unrealized depreciation on investments	(17,621,211)
Net unrealized appreciation on investments	$62,249,146
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

Semi-Annual Report - June 30, 2021

In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 17 futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2021 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$43,770 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2021 is as follows:
	Net Realized Gain or (Loss)		Net Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$578,819	Net change in unrealized depreciation on futures contracts	$(11,348)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.34% of the Fund’s average daily net assets up to $1 billion dollars, 0.29% of the Fund’s average daily net assets over $1 billion dollars and 0.24% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.

Semi-Annual Report - June 30, 2021

The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.35% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2022 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2021, the amounts subject to recoupment were as follows:
Expires December 31, 2021	Expires December 31, 2022	Expires December 31, 2023	Expires June 30, 2024	Recoupment of Past Reimbursed Fees by the Adviser
$94,709	$129,028	$120,053	$47,241	$0
The Adviser and Great-West Funds entered into a sub-advisory agreement with Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
GWCM is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.02% of the Fund's net assets.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $595,500 for the fiscal period ended June 30, 2021.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $38,315,790 and $90,926,682, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2021, the Fund had securities on loan valued at $4,368,306 and received collateral as reported on the Statement of Assets and Liabilities of $4,478,075 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Semi-Annual Report - June 30, 2021

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2021, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2021, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2021

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2021 (the “April Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Real Estate Index Fund, a series of the Company (the “Fund,” and together with the Company’s other series, the “Great-West Funds”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Irish Life Investment Managers Limited (the “Sub-Adviser” or “ILIM”), with respect to the Fund. (GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”). ILIM is an affiliate of GWCM and GWL&A.)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. GWCM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 30, 2021 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the implementation of a new trade order management system and compliance tool, use of an industry leading portfolio and risk analytics program, enhancements to investment applications, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively and upgraded as needed.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility and economic developments and changing circumstances in the mutual fund industry. In this regard, the Board received and considered information furnished by each adviser on the impacts of the coronavirus (COVID-19) outbreak on each adviser generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results, before fees and expenses, that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (“REITs”), the Dow Jones U.S. Select REIT IndexSM (the “Index”). Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three- and five-year periods ended December 31, 2020. The Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
In evaluating the comparative performance data showing that the Fund’s annualized returns for each class were in the fifth quintile of its respective performance universe for each period reviewed (the first quintile being the best performers and the fifth quintile being the worst performers), the Board considered the expectations of shareholders and that the Fund is not actively managed. Therefore, the Board noted, the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Board was the extent to which the Fund achieved its objective to provide investment results that, before fees and expenses, track the total return of the Index. Therefore, the Board focused its attention primarily on the Fund’s performance relative to the Index, noting that although the Fund underperformed the Index for each of the periods reviewed, such underperformance was primarily a result of the Fund’s expenses. In this connection, the Board noted GWCM’s statement that the Fund has accurately tracked the performance of the Index over time. The Board also took into account the Sub-Adviser’s approach to managing indexed investment portfolios, the organization, composition and experience of its investment personnel and its operational risk controls, among other things.
In addition, the Board considered GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including GWCM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was GWCM’s assessment that the Fund meets expectations with respect to its investment objective and that GWCM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised Funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.

With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2022, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, for each class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratio for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that, for the Fund’s Investor Class, the Contractual Management Fee was equal to its peer group median contractual management fee and the total annual operating expense ratio was the highest of its peer group. As to the Fund’s Institutional Class, each of the Contractual Management Fee and total annual operating expense ratio was the highest of its peer group.
In evaluating the foregoing, the Board considered GWCM’s statement that comparisons to the Fund’s peer groups are made difficult due to the peer group sizes, consisting of five funds for the Investor Class and three funds for the Institutional Class (in each case, including the Fund). For purposes of the Board’s assessment, GWCM provided supplemental comparative expense data for a custom peer group of all other equity sector index funds that target sub-sectors of the overall U.S. equity market. Taking the supplemental data into account, the Board observed that the total expense ratio of the Fund’s Institutional Class was below the custom peer group’s average expense ratio and one basis point about such peer group’s median expense ratio.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by the Sub-Adviser included the fees charged by ILIM to GWCM for the other series of the Company sub-advised by ILIM, including equity index funds and an international equity fund (as to a sleeve of the fund) (collectively, the “ILIM Sub-Advised Funds”). The Board also noted the Sub-Adviser’s statement that the sub-advisory fee charged to GWCM for the Fund is consistent with pricing for mandates of similar size and services.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund).
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to shareholders. In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased.
The Board also reviewed data provided by Broadridge regarding the percentage of the management fee retained by GWCM, which indicated that such percentage was above the median of the Fund’s Lipper investment classification. In this regard, the Board considered GWCM’s assessment that the size of the peer group for this purpose was significantly larger than what was used by Broadridge in its report on comparative fees and expenses and thus, the peer group evaluated for percentage of management fee retained likely included a mix of actively and passively managed funds, which limits the utility of the comparative data. The Board also took into account that the sub-advisory fee under the Sub-Advisory Agreement is paid by GWCM out of the management fee it receives under the Advisory Agreement, which, as noted, includes breakpoints.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the Sub-Adviser’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser which may support its business growth in the U.S. and elsewhere in the future.
The Board also noted where services were provided to the Fund by affiliates of GWCM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower Retirement, LLC (“Empower”) pursuant to a shareholder services agreement, effective April 29, 2020. (GWL&A, the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015.) In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 18, 2021